Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of property, plant and equipment
	Production equipment	Office furniture and EDP	Total
At cost
As of January 1, 2019	289,888	233,706	523,594
Additions	63,600	—	63,600
Disposals	—	—	—
As of December 31, 2019	353,488	233,706	587,194
Additions	—	—	—
Disposals	—	—	—
As of December 31, 2020	353,488	233,706	587,194

Accumulated depreciation
As of January 1, 2019	(270,408)	(219,291)	(489,699)
Charge for the year	(20,083)	(10,740)	(30,823)
Disposals	—	—	—
As of December 31, 2019	(290,491)	(230,031)	(520,522)
Charge for the year	(16,481)	(3,555)	(20,036)
Disposals	—	—	—
As of December 31, 2020	(306,972)	(233,586)	(540,558)

Net book value
As of December 31, 2019	62,997	3,675	66,672
As of December 31, 2020	46,516	120	46,636